MassMutual

                                 PARTICIPATION
                                   INVESTORS


                               REPORT for the SIX
                              MONTHS ENDED 6/30/01

MassMutual Participation Investors
1295 State Street
Springfield, Massachusetts 01111
(413) 744-8480

Adviser
David L. Babson & Company Inc.
Auditor
Deloitte & Touche, LLP
New York, New York 10281
Custodian
The Chase Manhattan Bank, N.A.
Transfer Agent & Registrar
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

                    Internet website: www.massmutual.com/mpv

                        Investment Objective and Policy

MassMutual Participation Investors, a closed-end investment company, had its initial public offering in October 1988 and its shares are listed on the New York Stock Exchange. The share price of Participation Investors can be found in the financial section of most newspapers as "MasPrt" or "MassMuPrt" under the New York Stock Exchange listings. The trading symbol is "MPV".

The investment objective of the Trust is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally include equity features. The Trust will also invest in publicly-traded securities, again with emphasis on convertible issues. Equity related issues provide the opportunity to realize capital gains, which, if realized, will be reinvested in income-producing securities, permitting the Trust to increase its future dividend payments.

The Trust pays quarterly dividends from net investment income and intends to distribute substantially all of its net income to shareholders each year. All registered shareholders are automatically enrolled in Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Dividends are distributed in January, May, August, and November.

TO OUR SHAREHOLDERS                                                JULY 31, 2001

We are pleased to present the June 30, 2001 Quarterly Report of MassMutual Participation Investors. The Board of Trustees declared a quarterly dividend of 24 cents per share payable on August 14, 2001 to shareholders of record on August 3, 2001. A dividend of 24 cents per share was paid in the previous quarter.

The equity markets showed signs of improvement in the second quarter of 2001. The S&P 500 was up 5.86%, the Dow Jones was up 6.76%, and the Russell 2000 was up 14.41% for the quarter. The bond market, in contrast, was more sluggish during the second quarter. The Lehman Government/Corporate Intermediate Bond Index was up a mere .67% and the Merrill Lynch High Yield declined 2.27% for this quarter.

For the quarter ended June 30, 2001, the Trust earned 25 cents per share compared to 23 cents per share in the previous quarter. During the quarter, net assets of the Trust increased to $92,344,603 or $9.82 per share from $92,125,062 or $9.81 per share on March 31, 2001. This translated into a 2.58% return for the quarter, based on change in net assets with reinvestment of dividends. Long term, the Trust had average annualized total returns of 6.24%, 11.74% and 12.26% for the 3-, 5- and 10- year periods ended June 30, 2001, respectively, based on change in net assets with reinvestment of dividends.

The Trust continues to be very active in the private placement market. We have added three new securities totaling approximately $3.7 million. The Trust invested in Coining Corporation of America, Grand Expeditions, Inc. and Kenan-Advantage Transport Company. The weighted average coupon of these investments was 12.0%. (A brief description of these investments can be found in the Schedule of Investments.)

During the second quarter, the Trust realized $0.6 million in net capital losses. The Trust realized $3.4 million ($0.36 per share) of net gains for the six months ended June 30, 2001. Of the gains realized in the past six months, $0.09 per share represents short-term gains which, if not offset during the year, will be distributed to shareholders.

Thank you for your continued interest in, and support of, MassMutual Participation Investors.

Sincerely,

Robert E. Joyal
President

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

June 30, 2001 and 2000
(Unaudited)

                                                       2001            2000
                                                   ------------    ------------
ASSETS:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 2001 - $110,944,778; 2000 - $113,516,557)   $ 94,842,905    $107,208,916
Corporate public securities at market value
 (Cost 2001 - $17,405,012; 2000 - $17,849,315)       12,224,491      15,483,864
Short-term securities at cost plus earned
 discount which approximates market value             3,944,694       6,381,721
                                                   ------------    ------------
                                                    111,012,090     129,074,501

Cash                                                    257,731         695,636
Interest and dividends receivable, net                2,487,305       2,664,630
Receivable for investments sold                       1,499,077         580,942
Other assets                                            345,806           8,085
                                                   ------------    ------------
    TOTAL ASSETS                                   $115,602,009    $133,023,794
                                                   ============    ============

LIABILITIES:
Payable for investments purchased                  $    319,575    $    406,239
Management fee payable                                  208,244         245,468
Note payable                                         22,500,000      22,500,000
Interest payable                                        191,699         232,470
Accrued expenses                                         37,888          43,118
Accounts payable                                              -         648,917
                                                   ------------    ------------
    TOTAL LIABILITIES                                23,257,406      24,076,212
                                                   ------------    ------------
NET ASSETS:
Common shares, par value $0.01 per share;
 an unlimited number authorized                          94,085          93,328
Additional paid-in capital                           87,034,508      86,248,491
Retained net realized gain on investments,
 prior years                                         20,064,506      19,904,383
Undistributed net investment income                   3,051,514       2,798,663
Undistributed net realized gain on investments        3,382,384       8,575,809
Net unrealized depreciation of investments          (21,282,394)     (8,673,092)
                                                   ------------    ------------
    TOTAL NET ASSETS                                 92,344,603     108,947,582
                                                   ------------    ------------
    TOTAL LIABILITIES AND NET ASSETS               $115,602,009    $133,023,794
                                                   ============    ============
COMMON SHARES ISSUED AND OUTSTANDING                  9,408,511       9,332,786
                                                   ============    ============
NET ASSET VALUE PER SHARE                          $       9.82    $      11.67
                                                   ============    ============



                       See Notes to Financial Statements.
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2

CONSOLIDATED STATEMENT OF OPERATIONS          MASSMUTUAL PARTICIPATION INVESTORS
For the six months ended June 30,
2001 and 2000
(Unaudited)
                                                       2001            2000
                                                   ------------    ------------
INVESTMENT INCOME:
Interest                                           $  5,595,844    $  5,887,996
Dividends                                               247,109         118,780
                                                   ------------    ------------
    TOTAL INCOME                                      5,842,953       6,006,776
                                                   ------------    ------------
EXPENSES:
Management fee                                          415,888         483,489
Trustees' fees and expenses                              53,663          52,186
Transfer Agent/Registrar's expenses                      15,150          24,000
Interest                                                733,278         763,418
Reports to shareholders                                  46,800           6,000
Audit and legal                                          19,399          21,897
Other                                                    40,699          23,636
                                                   ------------    ------------
    TOTAL EXPENSES                                    1,324,877       1,374,626
                                                   ------------    ------------
NET INVESTMENT INCOME (2001 - $.48 per share;
  2000 - $.50 per share)                              4,518,076       4,632,150
                                                   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments                      3,382,384       8,575,809
Net change in unrealized (depreciation)
  appreciation of investments                        (5,036,964)        964,836
                                                   ------------    ------------
    NET (LOSS) GAIN ON INVESTMENTS                   (1,654,580)      9,540,645
                                                   ------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $  2,863,496    $ 14,172,795
                                                   ============    ============



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS          MASSMUTUAL PARTICIPATION INVESTORS
For the six months ended June 30,
2001 and 2000
(Unaudited)
                                                       2001            2000
                                                   ------------    ------------
NET (DECREASE) INCREASE IN CASH:
Cash flows from operating activities:
 Interest and dividends received                   $  5,141,296    $  5,154,015
 Interest expense paid                                 (784,285)       (761,092)
 Operating expenses paid                               (926,469)       (151,909)
 Federal income tax paid                                      -        (742,946)
                                                   ------------    ------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES         3,430,542       3,498,068
                                                   ------------    ------------
Cash flows from investing activities:
 Change in short-term portfolio securities, net       4,109,971         266,194
 Purchase of portfolio securities                   (13,195,322)    (40,595,281)
 Proceeds from disposition of portfolio securities   14,165,110      45,646,209
                                                   ------------    ------------
    NET CASH PROVIDED BY INVESTING ACTIVITIES         5,079,759       5,317,122
                                                   ------------    ------------
    NET CASH PROVIDED BY OPERATING AND INVESTING
      ACTIVITIES                                      8,510,301       8,815,190
                                                   ------------    ------------
Cash flows from financing activities:
 Increase in receipts for shares issued on
   reinvestment of dividends                            786,774               -
 Cash dividends paid from net investment income      (4,493,542)     (4,496,899)
 Cash dividends paid from net realized gain on
   investments                                       (5,133,032)     (3,809,280)
                                                   ------------    ------------
    NET CASH USED FOR FINANCING ACTIVITIES           (8,839,800)     (8,306,179)
                                                   ------------    ------------

NET (DECREASE) INCREASE IN CASH                        (329,499)        509,011
Cash - beginning of year                                587,230         186,625
                                                   ------------    ------------
CASH - END OF PERIOD                               $    257,731    $    695,636
                                                   ============    ============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH FROM
OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $  2,863,496    $ 14,172,795
                                                   ------------    ------------
 Decrease (increase) in investments                   6,604,232      (4,538,227)
 Decrease (increase) in interest and dividends
   receivable, net                                      135,256        (434,536)
 Increase in receivable for investments sold           (317,680)       (501,674)
 Increase in other assets                              (345,806)         (8,085)
 (Decrease) increase in payable for investments
   purchased                                            (43,319)        406,239
 Increase in management fee payable                       6,031          26,693
 (Decrease) increase in interest payable                (51,008)          2,326
 Decrease in accrued expenses                           (42,752)        (32,142)
 (Decrease) increase in accounts payable               (298,149)        464,747
 Decrease in accrued taxes                                    -        (742,946)
                                                   ------------    ------------
    Total adjustments to net assets from operations   5,646,805      (5,357,605)
                                                   ------------    ------------
    Net cash provided by operating and investing
      activities                                   $  8,510,301    $  8,815,190
                                                   ============    ============



                       See Notes to Financial Statements.
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4

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS
For the six months ended June 30,
2001 and 2000
(Unaudited)
                                                       2001            2000
                                                   ------------    ------------
INCREASE IN NET ASSETS:

OPERATIONS:
 Net investment income                             $  4,518,076    $  4,632,150
 Net realized gain on investments                     3,382,384       8,575,809
 Net change in unrealized (depreciation)
   appreciation of investments                       (5,036,964)        964,836
                                                   ------------    ------------
 Net increase in net assets resulting from
   operations                                         2,863,496      14,172,795
 Net increase in shares of beneficial interest
   transactions                                         786,774               -

Dividends to shareholders from:
 Net investment income (2001 - $.24 per share;
   2000 - $.24 per share)                            (2,253,673)     (2,239,869)
                                                   ------------    ------------

    TOTAL INCREASE                                    1,396,597      11,932,926

NET ASSETS, BEGINNING OF YEAR                        90,948,006      97,014,656
                                                   ------------    ------------
Net Assets, end of period (including undistributed
  net investment income in 2001 - $3,051,514;
  2000 - $2,798,663)                               $ 92,344,603    $108,947,582
                                                   ============    ============



                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED PER SHARE DATA          MASSMUTUAL PARTICIPATION INVESTORS
Selected data for each share of beneficial interest outstanding for the periods ended:

                                                    For the six
                                                   months ended      For the
                                                     6/30/2001      year ended
                                                    (Unaudited)     12/31/2000
                                                   ------------    ------------
Net asset value:
 Beginning of year                                 $       9.75    $      10.40
                                                   ------------    ------------

Net investment income                                      0.48            1.00
Net realized and unrealized loss on investments           (0.17)          (0.14)
                                                   ------------    ------------
Total from investment operations                           0.31            0.86
                                                   ------------    ------------
Dividends from net investment income to common
  shareholders                                            (0.24)          (0.96)
Distributions from net realized gain on
  investments to common shareholders                          -           (0.55)
                                                   ------------    ------------
Total distributions                                       (0.24)          (1.51)
                                                   ------------    ------------
Net asset value:
 End of period                                     $       9.82    $       9.75
                                                   ============    ============
Per share market value:
 End of period                                     $      11.75    $      10.94
                                                   ============    ============
Total investment return:
 Market value                                            10.09%*         22.91%
 Net asset value                                          3.21%*          8.11%

Net assets (in millions):
 End of period                                     $      92.34    $      90.95

Ratio of operating expenses to average net assets         0.64%*          1.28%

Ratio of interest expenses to average net assets          0.79%*          1.54%

Ratio of total expenses to average net assets             1.43%*          2.82%

Ratio of net investment income to average net assets      4.89%*          9.20%

Portfolio turnover                                      12.31%*          55.97%


*Percentages represent results for the period and are not annualized.



                       See Notes to Financial Statements.
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6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or    Acquisition                      Fair Value
CORPORATE RESTRICTED SECURITIES - 102.71%: (A)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 97.16%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational
vehicles.
  12.5% Subordinated Note due 2010                 $  1,125,000         2/29/00    $    974,284    $  1,096,650
  Warrant, exercisable until 2010, to purchase
  common stock at $.02 per share (B)                   192 shs.         2/29/00         162,931          19,651
                                                                                   ------------    ------------
                                                                                      1,137,215       1,116,301
                                                                                   ------------    ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family
entertainment centers.
  19% Senior Subordinated Note due 2004 (B)        $    103,524         12/9/99         103,524          25,881
  7% Redeemable Series B Preferred Stock             1,056 shs.        10/31/97       1,000,515          98,849
  Warrant, exercisable until 2005, to purchase
  Class A Common stock at $.01 per share (B)         3,222 shs.        10/31/97          12,495              32
                                                                                   ------------    ------------
                                                                                      1,116,534         124,762
                                                                                   ------------    ------------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel
and other related items.
  12% Senior Subordinated Note due 2007            $  1,684,300         4/30/99       1,488,322       1,696,764
  Common Stock (B)                                     561 shs.         4/30/99         561,150         246,432
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                   305 shs.         4/30/99         235,802         134,005
                                                                                   ------------    ------------
                                                                                      2,285,274       2,077,201
                                                                                   ------------    ------------
AMERICA'S BODY CO./LCP HOLDING CO.
A designer and manufacturer of commercial work
vehicles.
  12% Senior Subordinated note Due 2007            $  1,750,000         11/2/98       1,542,334       1,685,950
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                    29 shs.         11/2/98         256,667          48,278
                                                                                   ------------    ------------
                                                                                      1,799,001       1,734,228
                                                                                   ------------    ------------
BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Senior Secured Revolving Credit Note due 2005    $    348,969        12/23/97         348,969         174,484
  Senior Secured Tranche A Floating Rate Note
  due 2004                                         $  1,204,389               *       1,204,389         602,195
  17.75% Senior Secured Tranche B Note due 2005    $    397,310        12/23/97         397,310         198,655
  Limited Partnership Interests of CM Equity
  Partners (B)                                       3.13% int.        12/22/97         391,941           3,934
  Warrant, exercisable until 2005, to purchase
  common stock at $.81 per share (B)               107,267 shs.        12/23/97               -           1,073
                                                                                   ------------    ------------
                                                                                      2,342,609         980,341
                                                                                   ------------    ------------

*12/23/97 and 1/31/99.


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                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                    Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
BETTER MINERALS & Aggregates
A producer of high grade industrial and
specialty silica sands.
  14% Redeemable Preferred Stock                       392 shs.         9/30/99    $    265,848    $    251,460
  Redeemable Preferred Stock Series A (B)           20,999 shs.        12/19/96         194,435         165,271
  Convertible Preferred Stock Series B,
  convertible into Series B common stock at
  $9.26 per share (B)                               41,998 shs.        12/19/96         388,865         330,541
  Common Stock (B)                                  10,013 shs.         9/30/99         399,505         339,579
  Warrants, exercisable until 2005 and 2010, to
  purchase Series A and B preferred stock and
  common stock at $.01 per unit (B)                                                  5,700 shs.*      64,247 56
                                                                                   ------------    ------------
                                                                                      1,312,900       1,086,907
                                                                                   ------------    ------------
C & K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
  Senior Secured Floating Rate Revolving Credit
  Facility due 2002                                $    326,122         8/29/96         326,122          65,224
  Senior Secured Series A Floating Rate Term Note
  due 2002                                         $  1,080,304         8/29/96       1,080,304         216,061
  12% Series B Term Note due 2004                  $    264,264         8/29/96         257,432          52,853
  Membership Interests (B)                           2.81% int.         8/29/96          62,750               -
  Warrant, exercisable until 2004, to purchase
  membership interests at $.01 per interest (B)         18 int.         8/29/96          13,300               -
                                                                                   ------------    ------------
                                                                                      1,739,908         334,138
                                                                                   ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise, sauce and pickle products
for both the retail and food service markets.
  8% Junior Subordinated Convertible Note due 2004,
  convertible into partnership points at
  $1,388.89 per point                              $     54,054         9/29/95          54,054         263,508
  Warrant, exercisable until 2006, to purchase
  partnership points at $.01 per point (B)              19 pts.         9/29/95          25,130         148,227
                                                                                   ------------    ------------
                                                                                         79,184         411,735
                                                                                   ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests                       806 int.         3/31/98           3,598           3,238
  Common Membership Interests                       10,421 int.         3/31/98          46,493          41,843
                                                                                   ------------    ------------
                                                                                         50,091          45,081
                                                                                   ------------    ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant stripes used for packaging
pharmaceuticals products.
 Common Stock (B)                                       55 shs.              **             252             201
                                                                                   ------------    ------------
CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and
production company.
  Common Stock (B)                                      41 shs.         12/3/97           1,599              74
                                                                                   ------------    ------------

*12/19/96 and 9/30/99.
**12/30/97 and 5/29/99.


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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and
metal stampings.
  Senior Secured Floating Rate Tranche A Note
  due 2007                                         $    851,852         6/26/01    $    851,852    $    845,804
  12% Senior Secured Tranche B Note due 2008       $    370,370         6/26/01         370,370         368,481
  Limited Partnership Interest                         185 shs.         6/26/01         185,185         148,148
  Warrant, exercisable until 2008, to
  purchase common stock at $.01 per share (B)       61,163 shs.         6/26/01          45,370             612
                                                                                   ------------    ------------
                                                                                      1,452,777       1,363,045
                                                                                   ------------    ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird
feeders and accessories.
  12.5% Senior Subordinated Note due 2008          $    843,750         9/22/00         710,293         779,119
  Common Stock (B)                                     756 shs.         9/22/00         281,250         253,124
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                   446 shs.         9/22/00         140,625               4
                                                                                   ------------    ------------
                                                                                      1,132,168       1,032,247
                                                                                   ------------    ------------
CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for
consumer use.
  Senior Secured Floating Rate Revolving Credit
  Notes due 2000                                   $    332,592         12/8/95         332,592         166,296
  10.75% Senior Secured Term Note due 2003         $    306,887         12/8/95         306,887         153,444
  12% Senior Subordinated Note due 2005            $    400,287         12/8/95         387,045         100,072
  Common Stock (B)                                  92,280 shs.         12/8/95          92,280               -
  Warrant, exercisable until 2005, to purchase common
  stock at $.01 per share (B)                       69,210 shs.         12/8/95          25,426               -
                                                                                   ------------    ------------
                                                                                      1,144,230         419,812
                                                                                   ------------    ------------
CONTICO INTERNATIONAL, INC.
A developer, manufacturer and marketer of consumer,
commercial and industrial plastic products.
  12% Senior Subordinated Note due 2003            $    200,000         3/23/93         200,000         205,640
  Corvest Promotional Products, Inc.
  A manufacturer and distributor of promotional
  products.
  12% Senior Subordinated Note due 2007            $  2,045,455               *       1,916,544       1,996,773
  Common Stock (B)                                      30 shs.               *          51,136           5,573
  Limited Partnership Interest                      10.23% int.               *         152,366         115,839
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                    97 shs.               *         157,343          18,207
                                                                                   ------------    ------------
                                                                                      2,277,389       2,136,392
                                                                                   ------------    ------------
DHD HEALTHCARE, INC.
A designer, manufacturer, and distributor of
plastic, noninvasive medical devices used for
respiratory care.
  Floating Rate Senior Secured Tranche A Note
  due 2008                                         $    796,875          2/8/01         796,875         785,081
  12% Senior Secured Tranche B Note due 2009       $    328,125          2/8/01         281,250         316,509
  Limited Partnership Interests of Riverside
  Appreciation Fund (B)                             93,656 shs.          2/8/01          93,656          74,925
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                   530 shs.          2/8/01          46,875               5
                                                                                   ------------    ------------
                                                                                      1,218,656       1,176,520
                                                                                   ------------    ------------

*3/5/99 and 3/24/99.


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                                                                               9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount       Date           Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products,
and installation accessories.
  12% Senior Subordinated Note due 2007            $  1,776,307        12/22/99    $  1,582,912    $  1,808,103
  8% Convertible Class B Subordinated Promissory
  Note due 2008                                    $     39,474        12/22/99          39,474          38,964
  Class B common stock (B)                          13,816 shs.        12/22/99         138,157         124,342
  Limited Partnership Interests                      4.56% int.        12/22/99         280,610         252,551
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                23,958 shs.        12/22/99         219,078             240
                                                                                   ------------    ------------
                                                                                      2,260,231       2,224,200
                                                                                   ------------    ------------
DISCOUNT AUTO PARTS
A retailer of auto parts.
  9.8% Senior Secured Note due 2003                $    300,000         11/2/89         300,000         304,260
                                                                                   ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
  12% Senior Subordinated Note due 2006            $  1,492,686         8/28/98       1,392,067         746,343
  Membership Interests of MM/Lincap Diversco
  Investments Ltd., LLC (B)                          1.74% int.         8/27/98         366,495               -
  Warrants, exercisable until 2003 & 2006,
  to purchase common stock of DHI Holdings, Inc.
  at $.01 per share (B)                              1,814 shs.               *         201,655               -
                                                                                   ------------    ------------
                                                                                      1,960,217         746,343
                                                                                   ------------    ------------
EAST RIVER VENTURES LP
An acquirer of controlling or substantial
interests in other entities.
  Limited Partnership Interest                       8,043 int.          1/1/01           8,043           7,239
                                                                                   ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  12% Senior Note due 2009                         $    843,750         3/30/00         706,546         817,088
  Limited Partnership Interest                       0.72% int.         3/30/00         281,250         253,125
  Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                   253 shs.         3/30/00         135,000               3
                                                                                   ------------    ------------
                                                                                      1,122,796       1,070,216
                                                                                   ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note
  due 2005                                         $    577,900          3/2/98         577,900         589,683
  8.85% Senior Secured Tranche A Note due 2005     $    577,900          3/2/98         577,900         547,040
  11.75% Senior Secured Tranche B Note due 2006    $    350,000          3/2/98         310,396         352,835
  Common Stock (B)                                  13,524 shs.         2/11/98          47,691          38,153
  Limited Partnership Interests of CM Equity
  Partners (B)                                      63,525 int.         2/11/98          63,525          50,820
  Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                17,391 shs.          3/2/98          56,000             174
                                                                                   ------------    ------------
                                                                                      1,633,412       1,561,605
                                                                                   ------------    ------------

*10/24/96 and 8/28/98.


--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
EVOLVE SOFTWARE, INC.
A provider of Internet-based end-to-end solutions
for automating professional services organizations.
  Common Stock (B)                                      44 shs.         4/20/01           $ 185           $ 185
                                                                                   ------------    ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the
insurance industry and a provider of occupational
health testing.
  12% Senior Subordinated Note due 2007            $  1,116,867         3/16/99       1,041,075       1,035,447
  Limited Partnership Interest (B)                   2.79% int.          3/1/99       1,133,133       1,019,820
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                40,888 shs.         3/16/99          93,072          40,888
                                                                                   ------------    ------------
                                                                                      2,267,280       2,096,155
                                                                                   ------------    ------------
FAIRMARKET, INC.
A developer and deliverer of e-business selling
and marketing solutions for retailers,
distributors and manufacturers.
  Common Stock (B)                                      54 shs.         4/20/01              92              92
                                                                                   ------------    ------------
FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners
for point of purchase displays and signage in
retail environments.
  12.5% Senior Subordinated Note due 2007          $  1,932,000        12/22/99       1,714,851       2,009,280
  Class B common Stock (B)                             318 shs.        12/22/99         318,000         254,400
  Warrant, exercisable until 2007, to purchase
  common stock at $.02 per share (B)                   312 shs.        12/22/99         245,034               3
                                                                                   ------------    ------------
                                                                                      2,277,885       2,263,683
                                                                                   ------------    ------------
FLEMING ACQUISITION CORPORATION
A supplier of high-quality, premium printed
labels for distilled spirits, wine, food and
household products.
  Common Stock (B)                                     270 shs.         4/28/95         135,000          50,142
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                   190 shs.         4/28/95          85,226          35,258
  Incentive Warrant, exercisable until 2005,
  to purchase common stock at $.01 per share (B)        10 shs.         4/28/95           1,136               -
                                                                                   ------------    ------------
                                                                                        221,362          85,400
                                                                                   ------------    ------------
G C-SUN HOLDINGS, LP
A value-added national distributor of maintenance,
repair and operating supplies such as fasteners,
electrical components and tools.
  12% Senior Subordinated Note due 2008            $    920,000          3/2/00         751,751         913,008
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                   469 shs.          3/2/00         185,220          45,495
                                                                                   ------------    ------------
                                                                                        936,971         958,503
                                                                                   ------------    ------------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
GOLDEN BEAR OIL SPECIALTIES
A manufacturer of asphalt and specialty
lubricating and processing oils.
  17% Senior Subordinated Note due 2005 (B)        $  1,717,950         7/18/97    $  1,682,940    $          -
  18% Bridge Preferred Stock (B)                       147 shs.         5/30/00         144,270               -
  12% Preferred Stock (B)                              196 shs.         7/18/97         155,556               -
  Common Stock (B)                                  13,537 shs.         7/18/97          38,920               -
  Warrant, exercisable until 2005, to purchase
  common stock at $.001 per share (B)               11,670 shs.         7/18/97          35,010               -
  Warrant, exercisable until 2010, to purchase
  common stock at $.001 per share (B)                8,556 shs.         7/18/97               -               -
                                                                                   ------------    ------------
                                                                                      2,056,696               -
                                                                                   ------------    ------------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
  15% Senior Subordinated Note due 2010            $  1,125,000         6/21/01         591,689       1,074,600
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                 5,304 shs.         6/21/01         533,400              53
                                                                                   ------------    ------------
                                                                                      1,125,089       1,074,653
                                                                                   ------------    ------------
HAMILTON FUNERAL SERVICES
The largest privately held owner and operator
of funeral homes in the United States.
  6.5% Senior Subordinated Note due 2007           $  1,968,991               *       1,968,991       1,378,294
  Warrant, exercisable until 2007, to purchase
  common stock at $1 per share (B)                 196,421 shs.               *          28,131           1,964
                                                                                   ------------    ------------
                                                                                      1,997,122       1,380,258
                                                                                   ------------    ------------
HIGHGATE CAPITAL, LLC
An acquirer of controlling or substantial
interests in manufacturing and marketing entities.
  Series A Preferred Units (B)                      25,000 uts.         7/21/94         128,310         175,000
                                                                                   ------------    ------------
HUSSEY SEATING COMPANY
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note
  due 2003                                         $  1,113,750         6/12/96       1,113,750         668,250
  Senior Secured Floating Rate Note due 2003       $    663,750              **         663,750         398,250
  10% Senior Secured Note due 2003                 $    168,750         6/12/96         168,750         101,250
  12% Subordinated Secured Note due 2006           $    675,000         6/12/96         610,476         202,500
  Warrant, exercisable until 2006, to purchase
  common stock at $.01 per share (B)                 2,570 shs.         6/12/96         112,500               -
                                                                                   ------------    ------------
                                                                                      2,669,226       1,370,250
                                                                                   ------------    ------------
iBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that
delivers streaming media with viewing and
listening quality.
  Common Stock (B)                                     116 shs.         4/20/01             594             594
                                                                                   ------------    ------------
Immedient Corporation
A provider of diversified staffing services.
  Common Stock (B)                                   2,938 shs.         3/31/98          16,156          14,543
                                                                                   ------------    ------------

*1/25/99 and 7/16/99.
**6/12/96 and 6/11/99.


--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and
network systems for the industrial and office
environments.
  Senior Secured Floating Rate Revolving Note
  due 2007                                         $     22,968          6/1/00    $     22,969    $     22,487
  11% Senior Secured Note due 2007                 $  1,148,410          6/1/00       1,148,410       1,129,232
  Common Stock (B)                                     130 shs.          6/1/00         149,500         119,600
                                                                                   ------------    ------------
                                                                                      1,320,879       1,271,319
                                                                                   ------------    ------------
JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of
industrial and highway safety products.
  Common Stock (B)                                     113 shs.         8/16/95          11,311          82,288
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                   521 shs.         8/16/95          52,052         378,480
                                                                                   ------------    ------------
                                                                                         63,363         460,768
                                                                                   ------------    ------------
JASON, INC.
A diversified manufacturing company serving
various industrial markets.
  13% Senior Subordinated Note due 2008            $    510,187          8/4/00         452,678         497,636
  14% Cumulative Redeemable Preferred Stock
  Series A                                             153 shs.          8/4/00         153,119         147,378
  Limited Partnership Interests of Saw Mill Capital
  Fund II L.P. (B)                                   1.27% int.          8/3/00         469,533         375,621
  Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                26,931 shs.          8/4/00          61,101          11,392
                                                                                   ------------    ------------
                                                                                      1,136,431       1,032,027
                                                                                   ------------    ------------
KAPPLER SAFETY GROUP, INC.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare
markets.
  13% Senior Subordinated Note due 2004            $  1,333,600         12/2/96       1,272,119       1,279,456
  Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                28,717 shs.         12/2/96         166,700             287
                                                                                   ------------    ------------
                                                                                      1,438,819       1,279,743
                                                                                   ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns,
kits and notions to consumers.
  Senior Secured Floating Rate Tranche A Note
  due 2007                                         $    733,855         6/16/00         733,855         725,709
  12% Senior Secured Tranche B Note due 2008       $    314,509         6/16/00         290,336         310,766
  Limited Partnership Interests of Riverside XVI
  Holding Company L.P. (B)                           3.46% int.         6/12/00         237,724         213,947
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                   633 shs.         6/12/00          26,209               6
                                                                                   ------------    ------------
                                                                                      1,288,124       1,250,428
                                                                                   ------------    ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009          $    962,170         4/30/01         962,170         948,122
  Preferred Stock                                      163 shs.         4/30/01         163,000         130,400
  Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                14,200 shs.         4/30/01               7             142
                                                                                   ------------    ------------
                                                                                      1,125,177       1,078,664
                                                                                   ------------    ------------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing
operations in the United States.
  12% Senior Subordinated Note due 2007            $    883,929         9/25/00    $    710,805    $    882,780
  Common Stock (B)                                 241,071 shs.         9/25/00         241,071         216,964
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)               214,668 shs.         9/25/00         184,420           2,147
                                                                                   ------------    ------------
                                                                                      1,136,296       1,101,891
                                                                                   ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of
external accessories for new and used sport
utility vehicles, trucks and vans.
  12.5% Senior Subordinated Note due 2006          $  2,036,000               *       1,769,958       1,851,742
  Common Stock (B)                                  30,571 shs.               *         213,998           6,114
  Warrant, exercisable until 2006, to purchase
  common stock at $.11 per share (B)                57,402 shs.               *         318,838           6,429
                                                                                   ------------    ------------
                                                                                      2,302,794       1,864,285
                                                                                   ------------    ------------
MAGNETIC DATA TECHNOLOGIES, INC./MDT HOLDINGS LLC
A provider of post-sales and warranty repair
services to electronic component manufacturers.
  12% Senior Subordinated Note due 2007            $  1,600,000          4/9/99       1,300,305       1,172,800
  Limited Partnership Interests ofMDT
  Holdings LLC (B)                                   2.30% int.          4/9/99         651,000          65,100
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)               394,534 shs.          4/9/99         357,486           3,945
                                                                                   ------------    ------------
                                                                                      2,308,791       1,241,845
                                                                                   ------------    ------------
MAXTEC INTERNATIONAL CORP.
A manufacturer and distributor of remote control
operating systems for overhead cranes.
  Senior Floating Rate Revolving Credit Facility
  due 2001                                         $    230,773         6/28/95         230,773         230,565
  Common Stock (B)                                  38,462 shs.         6/28/95         115,386         103,848
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                19,795 shs.         6/28/95          85,714             198
                                                                                   ------------    ------------
                                                                                        431,873         334,611
                                                                                   ------------    ------------
MERIT INDUSTRIES, INC.
A designer and manufacturer of coin-operated
video and dart games.
  12% Senior Subordinated Note due 2006            $  1,375,145         8/19/98       1,306,585         687,572
  Limited Partnership Interests of Riverside X
  Holding Company L.P. (B)                           3.76% int.              **         787,518         196,901
  Warrant, exercisable until 2006, to purchase
  limited partnership interests at $.01 per
  share (B)                                            927 int.         8/19/98          92,706               9
                                                                                   ------------    ------------
                                                                                      2,186,809         884,482
                                                                                   ------------    ------------
MICROFINANCIAL, INC.
A leasing company specializing in the leasing
and rental of microticket business equipment.
  12% Senior Subordinated Note due 2001            $    200,000         4/16/94         187,011         200,220
                                                                                   ------------    ------------

*12/23/98 and 1/28/99.
**8/12/98, 8/11/99 and 3/3/00.


--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display
and exhibit structures.
  Senior Secured Floating Rate Revolving Note
  due 2005                                         $     76,880         9/21/00    $     76,880    $     74,359
  Senior Secured Tranche A Floating Rate Note
  due 2007                                         $    768,800         9/21/00         768,800         756,115
  12% Senior Secured Tranche B Note due 2008       $    240,250         9/21/00         218,491         233,091
  Limited Partnership Interests of Riverside
  Capital Appreciation Fund L.P. (B)                 3.56% int.         9/20/00         106,847          85,474
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                   264 shs.         9/21/00          23,064               3
                                                                                   ------------    ------------
                                                                                      1,194,082       1,149,042
                                                                                   ------------    ------------
NEXELL THERAPEUTICS
A provider of cell therapy technology to the
medical community.
  3% Cumulative Convertible Preferred Stock
  Series B, due 2008, convertible into common
  stock at $11 per share                               562 shs.        11/24/99       2,250,000       2,226,825
Warrant, exercisable until 2008, to purchase
  common stock at $12 per share (B)                 26,786 shs.        11/24/99               -             268
                                                                                   ------------    ------------
                                                                                      2,250,000       2,227,093
                                                                                   ------------    ------------
NPC, INC.
A manufacturer of flexible connectors and
equipment used in the installation of sewers and
storm drain pipelines.
  Senior Secured Floating Rate Revolving Note
  due 2006                                         $    172,881         6/25/99         172,881         168,040
  Senior Secured Floating Rate Note due 2006       $  1,726,271         6/25/99       1,726,271       1,693,645
  12% Senior Secured Tranche B Note due 2007       $    559,322         6/25/99         490,384         534,712
  Limited Partnership Interests of Riverside XIII
  Holding Company L.P.                               2.45% int.         6/11/99         196,499         157,190
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                   115 shs.         6/25/99          81,356          15,052
                                                                                   ------------    ------------
                                                                                      2,667,391       2,568,639
                                                                                   ------------    ------------
OLYMPIC BOAT CENTERS, INC.
An operator of boat dealerships in Washington
state, Wisconsin, Minnesota, and British Columbia.
  12% Senior Subordinated Note due 2006            $  1,387,000          8/7/98       1,258,260       1,338,178
  12% Senior Subordinated Note due 2008            $    244,154          2/9/00         216,709         241,371
  Limited Partnership Interest of Riverside VIII
  Holding Company L.P. (B)                           4.94% int.               *         532,539         479,290
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                15,166 shs.              **         206,041         104,283
                                                                                   ------------    ------------
                                                                                      2,213,549       2,163,122
                                                                                   ------------    ------------
PACIFIC COAST FEATHER COMPANY
A manufacturer and marketer of natural fill and
synthetic fill bed pillows and comforters.
  15.5% Senior Subordinated Note due 2004          $  1,750,000         6/27/97       1,750,000       1,774,150
                                                                                   ------------    ------------

*8/7/98, 2/23/99 and 12/22/99.
**8/7/98 and 2/29/00.


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
PAR ACQUISITION CORP.
A manufacturer of fuel handling systems for
nuclear power plants and hazardous waste.
  8% Convertible Preferred Stock due 2001,          83,333 shs.          2/5/93    $    166,667    $    513,333
  convertible into common stock at $2 per share
  Common Stock (B)                                 133,333 shs.          2/5/93         333,333         821,333
                                                                                   ------------    ------------
                                                                                        500,000       1,334,666
                                                                                   ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures
for the nutritional, pharmaceutical, personal
care and food packaging markets.
  12% Senior Subordinated Note due 2008            $  1,125,000        12/19/00         990,017       1,121,175
  Membership Interests of MM/Lincap PPI
  Investments, Inc., LLC (B)                       140,625 int.        12/21/00         140,625         112,500
                                                                                   ------------    ------------
                                                                                      1,130,642       1,233,675
                                                                                   ------------    ------------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio
doors and a provider of custom patio rooms and
porch enclosures.
  12.2% Senior Subordinated Note due 2009          $  1,035,000         1/29/01         902,918       1,016,577
  Common Stock (B)                                      61 shs.         1/29/01          61,000          48,800
  Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                   171 shs.         1/29/01         139,327               2
                                                                                   ------------    ------------
                                                                                      1,103,245       1,065,379
                                                                                   ------------    ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes
in arranging and negotiating contracts for the
purchase of pharmaceutical goods and medical
equipment.
  10.5% Senior Secured Note due 2005               $    224,598        11/30/95         224,598         227,810
  10.5% Senior Secured Convertible Note due 2005,
  convertible into common stock at $50,000 per
  share                                            $     97,500        11/30/95          97,500         106,002
  Common Stock                                           3 shs.        11/30/95         169,000         144,455
                                                                                   ------------    ------------
                                                                                        491,098         478,267
                                                                                   ------------    ------------
PLASSEIN PACKAGING, INC.
A manufacturer of flexible packaging products.
  13% Senior Subordinated Note due 2007            $    379,213         8/15/00         332,332         369,771
  12% Junior Subordinated Note due 2008            $    319,232         8/15/00         220,518         279,743
  Convertible Preferred Stock, convertible into
  common stock at $1 per share (B)                 152,606 shs.         8/15/00         152,606         137,346
  Common Stock (B)                                 236,627 shs.         8/15/00         153,293         137,953
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)               158,531 shs.         8/15/00          50,739           1,585
                                                                                   ------------    ------------
                                                                                        909,488         926,398
                                                                                   ------------    ------------


--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine
for the hay bailing marketplace.
  11% Senior Subordinated Note due 2010            $    956,250          3/1/00    $    909,229    $    888,739
  10% Junior Subordinated Note due 2010            $    126,562          3/1/00         126,562         103,212
  Common Stock (B)                                  84,375 shs.          3/1/00          42,188          37,969
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                84,000 shs.          3/1/00          54,816             840
                                                                                   ------------    ------------
                                                                                      1,132,795       1,030,760
                                                                                   ------------    ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid
valves and controls.
  Senior Secured Floating Rate Revolving Credit
  Facility due 2003                                $    326,000         7/22/96         326,000         318,763
  Senior Secured Floating Rate Term Note due 2003  $  1,035,050         7/22/96       1,035,050       1,015,902
  12% Senior Secured Term Note due 2004            $    244,500         7/22/96         220,003         238,950
  8% Preferred Stock                                   169 shs.         7/22/96         115,964          96,352
  Common Stock (B)                                     299 shs.         7/22/96          14,489           7,244
  Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                   162 shs.         7/22/96          49,000               2
                                                                                   ------------    ------------
                                                                                      1,760,506       1,677,213
                                                                                   ------------    ------------
PREMIUM FOODS GROUP
A manufacturer and distributor of branded meat
products
  12% Senior Subordinated Note due 2008            $    723,000         8/29/00         605,998         718,228
  Limited Partnership Interest ofMHD
  Holdings, LLC                                      0.94% int.         8/29/00         402,000         361,800
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                 2,948 shs.         8/29/00         123,713              29
                                                                                   ------------    ------------
                                                                                      1,131,711       1,080,057
                                                                                   ------------    ------------
PROCESS CHEMICALS, LLC
A specialty chemical company that manufactures
process chemicals for the fertilizer, asphalt
and concrete industries.
  6% Redeemable Preferred Membership Interests       1,262 int.               *       1,390,495       1,234,760
  Common Membership Interests                        4,932 int.               *          30,059          19,403
                                                                                   ------------    ------------
                                                                                      1,420,554       1,254,163
                                                                                   ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination
products, related breeding and healthcare products
and specialty genetics sold to the dairy and
beef industries.
  11.67% Senior Secured Note due 2004              $    150,125         8/12/94         150,125          90,075
  9.8% Redeemable Exchangeable Preferred Stock         332 shs.         8/12/94          33,217           6,643
  Common Stock (B)                                     497 shs.         8/12/94               -               -
                                                                                   ------------    ------------
                                                                                        183,342          96,718
                                                                                   ------------    ------------

*7/31/97 and 1/4/99.


--------------------------------------------------------------------------------
                                                                              17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
P W EAGLE, INC. - O.T.C.
An extruder of small and medium diameter
plastic pipe and tubing in the United States.
  14% Senior Subordinated Note due 2007            $  1,751,641         9/16/99    $  1,751,641    $  1,872,154
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)               101,505 shs.         9/16/99               1         597,458
                                                                                   ------------    ------------
                                                                                      1,751,642       2,469,612
                                                                                   ------------    ------------
RENT-WAY, INC. - O.T.C.
An operator of rent-to-own stores across the
United States.
  Warrant, exercisable until 2002, to purchase
  common stock at $9.94 per share (B)               10,000 shs.         7/18/95               -          13,545
                                                                                   ------------    ------------
RK POLMERS LLC
A producer of styrenic block copolymers and
highly engineered synthetic elastomers.
  13% Senior Subordinated Note due 2011            $  1,125,000         2/28/01       1,016,222       1,093,950
  Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                   109 shs.         2/28/01         108,778               1
                                                                                   ------------    ------------
                                                                                      1,125,000       1,093,951
                                                                                   ------------    ------------
SAFETY SPEED CUT MANUFACTURING
A manufacturer of vertical panel saws and
routers for the wood working industry.
  Senior Secured Floating Rate Tranche A
  Note due 2007                                    $  1,615,222          6/2/99       1,615,222       1,615,222
  12% Senior Secured Tranche B Note Due 2007       $    646,089          6/2/99         646,089         644,732
  Class B common stock (B)                             846 shs.          6/2/99         146,456         125,343
                                                                                   ------------    ------------
                                                                                      2,407,767       2,385,297
                                                                                   ------------    ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.5% Senior Subordinated Note due 2007          $  2,250,000         12/6/99       2,004,873       2,244,150
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                   369 shs.         12/6/99         306,818               4
                                                                                   ------------    ------------
                                                                                      2,311,691       2,244,154
                                                                                   ------------    ------------
SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the
United States.
  14% Senior Subordinated Note due 2008            $  1,064,663          3/1/00       1,045,774       1,056,997
  14% Preferred Stock.                                  69 shs.          3/1/00          69,270          59,863
  Common Stock (B)                                  33,393 shs.          3/1/00           4,948           3,957
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)               134,925 shs.          3/1/00          18,890           1,349
                                                                                   ------------    ------------
                                                                                      1,138,882       1,122,166
                                                                                   ------------    ------------


--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
STAR INTERNATIONAL INC.
A manufacturer of commercial cooking appliances.
  11% Senior Secured Note due 2004                 $    832,300         1/25/00    $    792,913    $    808,247
  9.65% Senior Secured Note due 2004               $    175,970         5/27/94         175,970         168,597
  10.5% Subordinated Note due 2004                 $    179,104         5/27/94         179,104         164,973
  Common Stock (B)                                   1,077 shs.         5/27/94          64,904          34,453
  Warrant, exercisable until 2004, to purchase
  common stock at $.01 per share (B)                 1,271 shs.               *          57,243          40,647
                                                                                   ------------    ------------
                                                                                      1,270,134       1,216,917
                                                                                   ------------    ------------
STRATEGIC EQUIPMENT & Supply Partners, Inc.
A provider of kitchen and restaurant design,
equipment fabrication and installation services.
  12% Senior Subordinated Note due 2008            $  2,250,000         1/14/00       1,906,716       2,196,900
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                19,836 shs.         1/14/00         382,500             198
                                                                                   ------------    ------------
                                                                                      2,289,216       2,197,098
                                                                                   ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies,
work apparel, washroom and restroom supplies and
sanitary care products.
  12.5% Senior Subordinated Note due 2007          $  1,356,000          2/5/98       1,213,675       1,359,254
  Common Stock (B)                                     315 shs.          2/4/98         315,000         283,500
  Warrant, exercisable until 2006, to purchase
  shares of Class B common stock at $.01 per
  share (B)                                            222 shs.          2/5/98         184,416               2
                                                                                   ------------    ------------
                                                                                      1,713,091       1,642,756
                                                                                   ------------    ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry
door systems.
  12.25% Senior Subordinated Note due 2009         $    654,000          5/9/00         511,950         657,466
  Limited Partnership Interest of KT Holding
  Company L.P. (B)                                   0.27% int.          5/5/00         409,100         368,190
  Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                   391 shs.          5/9/00         152,055               4
                                                                                   ------------    ------------
                                                                                      1,073,105       1,025,660
                                                                                   ------------    ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  Convertible Preferred Stock, convertible into
  common stock at $1,000 per share (B)                 560 shs.         7/25/96         560,000         392,000
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                   237 shs.         7/25/96          24,103         165,816
                                                                                   ------------    ------------
                                                                                        584,103         557,816
                                                                                   ------------    ------------

* 5/27/94 and 1/25/00.


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
TRANSMONTAIGNE OIL COMPANY - A.S.E.
An independent petroleum products marketing
company.
  Common Stock (B)                                 277,771 shs.               *    $    909,179    $  1,449,964
                                                                                   ------------    ------------
TREND TECHNOLOGIES, INC.
A manufacturer and assembler of plastic injection molded
and stamped metal parts.
  Limited Partnership Interests of Riverside V
  Holding Company L.P.                               4.13% int.              **          99,080          69,354
  Limited Partnership Interests of Riverside V-A
  Holding Company L.P.                               4.13% int.              **         270,564         175,864
                                                                                   ------------    ------------
                                                                                        369,644         245,218
                                                                                   ------------    ------------
Tridex Corp. - O.T.C.
A designer and manufacturer of point-of-sale
monitors and keyboards used by retailers and
restaurants.
  12% Senior Subordinated Note due 2005 (B)        $ 1,500,000          4/17/98       1,500,000         150,000
  Common Stock (B)                                  35,714 shs.         4/17/98         249,998               -
  Warrant, exercisable until 2005, to purchase
  common stock at $2.03 per share (B)              109,091 shs.         5/26/98               1               -
                                                                                   ------------    ------------
                                                                                      1,749,999         150,000
                                                                                   ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground
support equipment for the business, commuter and
commercial aviation markets.
  10.5% Senior Secured Term Note due 2008          $  1,353,750         1/20/00       1,353,750       1,321,395
  12% Senior Subordinated Note due 2010            $    758,100         1/20/00         706,474         728,686
  Common Stock (B)                                 129,960 shs.         1/20/00         129,960         103,968
  Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)               148,912 shs.         1/20/00          56,316           1,489
                                                                                   ------------    ------------
                                                                                      2,246,500       2,155,538
                                                                                   ------------    ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North
American window and door market.
  12.25% Senior Subordinated Note due 2006         $  1,338,000         6/23/97       1,213,877       1,325,557
  Limited Partnership Interests (B)                  5.02% int.         6/17/97         412,300         371,070
  Warrant, exercisable until 2006, to purchase
  limited partnership interests at $.01 per
  unit (B)                                             630 uts.         6/23/97         188,536             147
                                                                                   ------------    ------------
                                                                                      1,814,713       1,696,774
                                                                                   ------------    ------------
TVI, INC.
A retailer of used clothing in the United
States, Canada and Australia.
  15.971% Senior Subordinated Note due 2008        $  1,015,873          5/2/00         972,426       1,006,425
  Common Stock (B)                                 187,500 shs.          5/2/00         187,500         168,750
                                                                                   ------------    ------------
                                                                                      1,159,926       1,175,175
                                                                                   ------------    ------------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
**3/21/97, 10/16/97, 11/19/97 and 3/12/99.


--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                  Shares, Units,
                                                     Warrants,
                                                   Ownership or     Acquisition                     Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)   Principal Amount      Date            Cost         at 6/30/01
                                                 ----------------  ------------    ------------    ------------
U.S. NETTING, INC.
Amanufacturer of plastic netting for a wide
variety of industries.
  Senior Secured Revolving Credit Facility
  due 2005                                         $    139,800          5/3/95    $    139,800    $     71,200
  11% Senior Secured Note due 2005                 $    479,980          5/3/95         479,980         320,003
  12% Subordinated Note due 2005                   $    326,200          5/3/95         316,590         197,416
  Common Stock (B)                                   2,457 shs.          5/3/95         195,720           2,457
  Warrant, exercisable until 2005, to purchase
  common stock at $.01 per share (B)                 1,398 shs.          5/3/95          17,971              14
                                                                                   ------------    ------------
                                                                                      1,150,061         591,090
                                                                                   ------------    ------------
US AIRWAYS GROUP - N.Y.S.E.
A domestic and international airline.
  10.8% Series A Secured Loan Certificates
  due 2003                                         $    194,942         6/29/94         186,001         192,077
                                                                                   ------------    ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and
fittings.
  12.5% Senior Subordinated Note due 2007          $  1,834,000        12/14/99       1,617,137       1,772,378
  Class B Common Stock (B)                             352 shs.        12/14/99         351,600         281,280
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                   299 shs.        12/14/99         244,533               3
                                                                                   ------------    ------------
                                                                                      2,213,270       2,053,661
                                                                                   ------------    ------------
VICTORY VENTURES, LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                             1 uts.         12/2/96               1               2
                                                                                   ------------    ------------
VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12% Senior Secured Tranche B Note due 2008       $  1,082,787        12/18/00         997,445       1,073,908
  Limited Partnership Interests of Riverside VI
  Holding Company L.P.                               0.03% int.               *         198,559         158,840
  Limited Partnership Interests of Riverside
  Capital Appreciation Fund (B)                     42,213 int.        12/18/00          42,213          33,779
  Warrant, exercisable until 2007, to purchase
  common stock at $.01 per share (B)                   160 shs.              **         123,166               2
                                                                                   ------------    ------------
                                                                                      1,361,383       1,266,529
                                                                                   ------------    ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and
other related services to retailers.
  12.5% Senior Subordinated Note due 2008          $    871,878         11/3/00         846,617         889,664
  Senior Preferred Stock (B)                         2,484 shs.         11/1/00         248,379         244,653
  Class B Common Stock (B)                           4,743 shs.         11/1/00           4,743           4,269
  Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                 2,107 shs.         11/3/00          26,367              21
                                                                                   ------------    ------------
                                                                                      1,126,106       1,138,607
                                                                                   ------------    ------------
Total Private Placement Investments                                                 104,987,638      89,721,036
                                                                                   ------------    ------------

*12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                                              Shares or
                                                   Interest       Due         Principal                    Fair Value
CORPORATE RESTRICTED SECURITIES (A)(CONTINUED)       Rate         Date         Amount          Cost        at 6/30/01
                                                  ----------   ----------   ------------   ------------   ------------
RULE 144A SECURITIES - 5.55%: (A)

BONDS - 2.78%
  Climachem, Inc.                                    10.750%     12/01/07   $    100,000   $     96,000   $     38,500
  Cuddy International Corp. (B)                      10.750      12/01/07        470,000        462,978        206,800
  Enserch Exploration, Inc.                           7.540      01/02/09        804,247        804,247        813,287
  T C W Leveraged Income Trust, LP                    8.410      03/31/04      1,500,000      1,500,000      1,508,700
                                                                            ------------   ------------   ------------
    TOTAL BONDS                                                             $  2,874,247      2,863,225      2,567,287
                                                                            ============   ============   ============
CONVERTIBLE BONDS - 2.19%
  Commscope, Inc.                                     4.000      12/15/06   $    125,000        125,000        106,356
  First American Financial Corp.                      4.500      04/15/08        120,000        120,000        118,646
  Home Depot Exchangeable Trust                       1.000      02/14/06        685,000        605,797        617,356
  Hyperion Solutions Corp.                            4.500      03/15/05        100,000        100,000         80,594
  Sanmina Corporation                                 0.000      09/12/20      1,200,000        499,500        434,736
  Triquint Semiconductor, Inc.                        4.000      03/01/07        120,000         89,836         84,300
  Viropharma, Inc.                                    6.000      03/01/07        110,000         75,350         57,613
  Vitesse Semiconductor Corp.                         4.000      03/15/05        640,000        478,425        519,981
                                                                            ------------   ------------   ------------
    Total Convertible Bonds                                                 $  3,100,000      2,093,908      2,019,582
                                                                            ============   ============   ============
CONVERTIBLE PREFERRED STOCK - 0.54%
  D T Industries, Inc. (B)                                                        20,000      1,000,000        500,000
                                                                                           ------------   ------------
    TOTAL CONVERTIBLE PREFERRED STOCK                                                         1,000,000        500,000
                                                                                           ------------   ------------
WARRANTS - 0.04%
  Winsloew Escrow Corporation (B)                                                    700              7         35,000
                                                                            ------------   ------------   ------------
    TOTAL WARRANTS                                                                                    7         35,000
                                                                                           ------------   ------------

TOTAL RULE 144A SECURITIES                                                                    5,957,140      5,121,869
                                                                                           ------------   ------------
TOTAL CORPORATE RESTRICTED SECURITIES                                                       110,944,778     94,842,905
                                                                                           ------------   ------------


--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                                              Shares or
                                                   Interest        Due        Principal                   Market Value
CORPORATE PUBLIC SECURITIES - 13.24%: (A)            Rate          Date        Amount          Cost        at 6/30/01
                                                  ----------   ----------   ------------   ------------   ------------
BONDS - 6.43%
  360 Networks, Inc.                                 12.000%     08/01/09   $    800,000   $    590,000   $     10,000
  Airplanes Pass Thru Trust                           8.150      03/15/19      1,399,350      1,398,113      1,332,027
  Central Tractor Farm & Country                     10.625      04/01/07        300,000        293,250         15,000
  Derby Cycle Corp.                                  10.000      05/15/08        425,000        425,000        170,000
  GFSI, Inc.                                          9.625      03/01/07        125,000        104,559         95,000
  Haynes International, Inc.                         11.625      09/01/04        580,000        522,950        310,300
  Hexcel Corp.                                        9.750      01/15/09        450,000        450,000        433,125
  LLS Corp.                                          11.625      08/01/09        425,000        378,250        318,750
  MCMS, Inc.                                          9.750      03/01/08        500,000        500,000         75,000
  Neff Corp.                                         10.250      06/01/08        120,000        118,813         66,000
  Northwest Airlines Corp.                            8.970      01/02/15        882,685        882,685        928,964
  Numatics, Inc.                                      9.625      04/01/08        560,000        546,710        352,800
  Sports Club Co.                                    11.375      03/15/06        400,000        388,000        360,000
  United Refining Co.                                10.750      06/15/07        980,000        980,000        744,800
  Woods Equipment Co., Inc.                          12.000      09/07/15        750,000        750,000         75,000
  Winsloew Escrow Corp.                              12.750      08/15/07        700,000        684,033        649,250
                                                                            ------------   ------------   ------------
    TOTAL BONDS                                                             $  9,397,035      9,012,363      5,936,016
                                                                            ============   ============   ============
COMMON STOCK - 3.13%
  American Country Holdings Inc. (B)                                              13,500        188,722         26,325
  Budget Group, Inc. (B)                                                          47,164        986,991        113,194
  Computer Horizons Corp. (B)                                                      6,268         31,051         19,493
  Convera Corp. (B)                                                               21,050        771,153        105,250
  Dreamlife, Inc. (B)                                                             39,375        438,156         37,406
  Florist Transworld Delivery, Inc. (B)                                            9,374         13,754         67,962
  H C I Direct, Inc. (B)                                                             500              -              -
  Kraft Foods, Inc. (B)                                                           22,950        711,450        711,450
  Mediacom Communications (B)                                                     12,250        186,445        171,500
  Proton Energy Systems, Inc. (B)                                                 14,000        177,078        168,000
  Rent-Way, Inc. (B)                                                              30,181        300,001        328,973
  Swiss Army Brands, Inc. (B)                                                     21,000        212,150        140,700
  Titan Corporation (B)                                                           29,026         86,614        664,695
  Tycom LTD (B)                                                                   17,500        560,000        301,000
  Vina Technologies, Inc.                                                            143            422            200
  Willis Group Holdings Limited                                                    2,100         28,350         37,275
                                                                                           ------------   ------------
    TOTAL COMMON STOCK                                                                        4,692,337      2,893,423
                                                                                           ------------   ------------


--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2001
(Unaudited)

                                                                              Shares or
                                                   Interest        Due        Principal        Cost       Market Value
CORPORATE PUBLIC SECURITIES: (A)(CONTINUED)          Rate          Date        Amount       (Note 2B)      at 6/30/01
                                                  ----------   ----------   ------------   ------------   ------------
CONVERTIBLE BONDS - 3.68%
  Charter Communications, Inc.                        4.750%     06/01/06   $    345,000   $    345,000   $    364,406
  Commscope, Inc.                                     4.000      12/15/06         47,506         47,506         46,797
  Corning Incorporated                                0.000      11/08/15        315,317        315,317        239,942
  Cox Communications, Inc.                            0.426      04/19/20        688,388        705,032        719,925
  Cypress Semiconductor Corp.                         4.000      02/01/05        115,000        115,000        104,138
  Hyperion Solutions, Inc.                            4.500      03/15/05         21,300         21,300         24,178
  ITC/Deltacom, Inc.                                  4.500      05/15/06        227,950        227,950        222,663
  Kellstorm Industries, Inc.                          5.500      06/15/03        427,231        427,231        125,705
  Mediacom Communications                             5.250      07/01/06        775,000        775,000        866,954
  SCI Systems, Inc.                                   3.000      03/15/07        363,519        363,519        318,064
  Sanmina Corp.                                       0.000      09/12/20        357,457        357,457        362,280
                                                                            ------------   ------------   ------------
    TOTAL CONVERTIBLE BONDS                                                 $  3,683,668      3,700,312      3,395,052
                                                                            ============   ------------   ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                            17,405,012     12,224,491
                                                                                           ------------   ------------


                                                   Interest        Due        Principal                   Market Value
SHORT-TERM SECURITIES:                            Rate/Yield       Date        Amount          Cost        at 6/30/01
                                                  ----------   ----------   ------------   ------------   ------------
COMMERCIAL PAPER - 4.27%
  Carolina Power & Light Co.                          4.200%     07/16/01        305,000        304,360        304,360
  Qwest Capital Funding, Inc.                         4.350      07/02/01      1,420,000      1,419,828      1,419,828
  Solutia, Inc.                                       4.000      07/03/01        396,000        395,912        395,912
  TRW, Inc.                                           4.000      07/03/01      1,825,000      1,824,594      1,824,594
                                                                            ------------   ------------   ------------
TOTAL SHORT-TERM SECURITIES                                                 $  3,946,000      3,944,694      3,944,694
                                                                            ============   ------------   ------------

TOTAL INVESTMENTS                 120.22%                                                  $132,294,484   $111,012,090
                                                                                           ============   ------------
  Other Assets                      4.97                                                                     4,589,919
  Liabilities                     (25.19)                                                                  (23,257,406)
                              ----------                                                                  ------------
TOTAL NET ASSETS                  100.00%                                                                 $ 92,344,603
                              ==========                                                                  ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2001
(Unaudited)

                            INDUSTRY CLASSIFICATION

CORPORATE RESTRICTED SECURITIES:                                 FAIR VALUE
                                                                 AT 6/30/01
                                                               -------------
AUTOMOBILE - 3.90%
America's Body Co./LCP Holding Co.                             $   1,734,228
LIH Investors, L.P.                                                1,864,285
                                                               -------------
                                                                   3,598,513
                                                               -------------
BEVERAGE, FOOD &
TOBACCO - 2.68%
Beta Brands, Inc.                                                    980,341
Cains Foods, L.P.                                                    411,735
Premium Foods Group                                                1,080,057
                                                               -------------
                                                                   2,472,133
                                                               -------------
BUILDINGS & REAL ESTATE - 7.69%
Adorn, Inc.                                                        1,116,301
PGT Industries, Inc.                                               1,065,379
Strategic Equipment & Supply Partners, Inc                         2,197,098
Therma-Tru Corporation                                             1,025,660
Truseal Technologies, Inc.                                         1,696,774
                                                               -------------
                                                                   7,101,212
                                                               -------------
CARGO TRANSPORT - 1.77%
Kenan Advantage Group, Inc.                                        1,078,664
Tidewater Holdings, Inc.                                             557,816
                                                               -------------
                                                                   1,636,480
                                                               -------------
CHEMICAL, PLASTICS &
RUBBER - 3.67%
Contico International, Inc.                                          205,640
Process Chemicals, LLC                                             1,254,163
RK Polymers, LLC                                                   1,093,951
Trend Technologies, Inc.                                             245,218
U.S. Netting, Inc.                                                   591,090
                                                               -------------
                                                                   3,390,062
                                                               -------------
CONSUMER PRODUCTS - 10.31%
Alpha Shirt Company                                                2,077,201
Colibri Holdings Corporation                                       1,032,247
Consumer Product Enterprises, Inc.                                   419,812
Corvest Promotional Products, Inc.                                 2,136,392
G C-Sun Holdings, LP                                                 958,503
Keepsake Quilting, Inc.                                            1,250,428
The Tranzonic Companies                                            1,642,756
                                                               -------------
                                                                   9,517,339
                                                               -------------
CONTAINERS, PACKAGING &
GLASS - 6.60%
C & K Manufacturing and Sales Company                                334,138
Capitol Specialty Plastics, Inc.                                         201
Fleming Acquisition Corporation                                       85,400
Paradigm Packaging, Inc.                                           1,233,675
Plassein Packaging, Inc.                                             926,398
Snyder Industries, Inc.                                            2,244,154
Vitex Packaging, Inc.                                              1,266,529
                                                               -------------
                                                                   6,090,495
                                                               -------------

CORPORATE RESTRICTED SECURITIES: (CONT.)                         FAIR VALUE
                                                                 AT 6/30/01
                                                               -------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 17.29%
D T Industries, Inc.                                           $     500,000
Evans Consoles, Inc.                                               1,561,605
Highgate Capital, LLC                                                175,000
Hussey Seating Company                                             1,370,250
Jackson Products, Inc.                                               460,768
Jason, Inc.                                                        1,032,027
Maxtec International Corp.                                           334,611
NPC, Inc.                                                          2,568,639
PAR Acquisition Corp.                                              1,334,666
Pacific Coast Feather Company                                      1,774,150
PW Eagle, Inc.                                                     2,469,612
Safety Speed Cut Manufacturing                                     2,385,297
                                                               -------------
                                                                  15,966,625
                                                               -------------
DIVERSIFIED/CONGLOMERATE,
SERVICE - 10.08%
Diversco, Inc./DHI Holdings, Inc.                                    746,343
Examination Management Services, Inc.                              2,096,155
Hamilton Funeral Services                                          1,380,258
Lancaster Laboratories, Inc.                                       1,101,891
Magnetic Data Technologies, Inc./
MDT Holdings LLC                                                   1,241,845
Pharmaceutical Buyers, Inc.                                          478,267
SpectaGuard Acquisition LLC                                        1,122,166
Washington Inventory Services, Inc.                                1,138,607
                                                               -------------
                                                                   9,305,532
                                                               -------------
ELECTRONICS - 8.57%
Coining Operations of America                                      1,363,045
Commscope, Inc.                                                      106,356
Directed Electronics, Inc.                                         2,224,200
Evolve Software, Inc.                                                    185
Fairmarket, Inc.                                                          92
Hyperion Solutions Corp.                                              80,594
iBEAM Broadcasting Corporation                                           594
Integration Technology Systems, Inc.                               1,271,319
Precision Dynamics, Inc.                                           1,677,213
Sanmina Corporation                                                  434,736
Tridex Corp.                                                         150,000
Triquint Semiconductor, Inc.                                          84,300
Vitesse Semiconductor Corp.                                          519,981
                                                               -------------
                                                                   7,912,615
                                                               -------------
FARMING & AGRICULTURE - 1.45%
Cuddy International Corp.                                            206,800
Polymer Technologies, Inc./Poli-Twine
Western, Inc.                                                      1,030,760
Protein Genetics, Inc.                                                96,718
                                                               -------------
                                                                   1,334,278
                                                               -------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)  MASSMUTUAL PARTICIPATION INVESTORS

CORPORATE RESTRICTED SECURITIES: (CONT.)                         FAIR VALUE
                                                                 AT 6/30/01
                                                               -------------
FINANCE - 0.33%
First American Financial Corp.                                 $     118,646
Microfinancial, Inc.                                                 200,220
                                                               -------------
                                                                     318,866
                                                               -------------
HEALTHCARE, EDUCATION &
CHILDCARE - 4.91%
DHD Healthcare, Inc.                                               1,176,520
Enzymatic Therapy, Inc.                                            1,070,216
Nexell Therapeutics                                                2,227,093
Viropharma, Inc.                                                      57,613
                                                               -------------
                                                                   4,531,442
                                                               -------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 5.01%
Fasteners for Retail, Inc.                                         2,263,683
Moss, Inc.                                                         1,149,042
Star International Holdings, Inc.                                  1,216,917
                                                               -------------
                                                                   4,629,642
                                                               -------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 4.60%
Adventure Entertainment Corporation                                  124,762
Grand Expeditions, Inc.                                            1,074,653
Merit Industries, Inc.                                               884,482
Olympic Boat Centers, Inc.                                         2,163,122
                                                               -------------
                                                                   4,247,019
                                                               -------------
MINING, STEEL, IRON & NON
PRECIOUS METALS - 1.18%
Better Minerals & Aggregates                                       1,086,907
                                                               -------------

MISCELLANEOUS - 4.89%
CapeSuccess LLC                                                       45,081
Climachem, Inc.                                                       38,500
East River Ventures LP                                                 7,239
Enserch Exploration, Inc.                                            813,287
Immedient Corporation                                                 14,543
TCW Leveraged Income Trust, LP                                     1,508,700
USFlow Corporation                                                 2,053,661
Victory Ventures, LLC                                                      2
Winsloew Escrow Corporation                                           35,000
                                                               -------------
                                                                   4,516,013
                                                               -------------

CORPORATE RESTRICTED SECURITIES: (CONT.)                         FAIR VALUE
                                                                 AT 6/30/01
                                                               -------------
OIL AND GAS - 1.57%
Chaparral Resources, Inc.                                      $          74
Golden Bear Oil Specialties                                             --
TransMontaigne Oil Company                                         1,449,964
                                                               -------------
                                                                   1,450,038
                                                               -------------
PERSONAL TRANSPORTATION - 2.54%
Tronair, Inc.                                                      2,155,538
U.S. Airways Group                                                   192,077
                                                               -------------
                                                                   2,347,615
                                                               -------------
RETAIL STORES - 2.29%
Discount Auto Parts                                                  304,260
Home Depot Exchangeable Trust                                        617,356
Rent-Way, Inc.                                                        13,545
TVI, Inc.                                                          1,175,175
                                                               -------------
                                                                   2,110,336
                                                               -------------
TEXTILES - 1.38%
Kappler Safety Group, Inc.                                         1,279,743
                                                               -------------

Total Corporate Restricted
Securities - 102.71%                                           $  94,842,905
                                                               =============

--------------------------------------------------------------------------------
26

NOTES TO FINANCIAL STATEMENTS                 MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. HISTORY

MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a closed-end diversified management investment company, whose investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed fixed-income securities, at least half of which normally will include equity features.

On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of MMPI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

A. VALUATION OF INVESTMENTS:

Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees as of the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)     MASSMUTUAL PARTICIPATION INVESTORS

of restrictions upon the sale of the security by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of David
L. Babson and Company, Incorporated ("Babson"), the Trust's investment adviser. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

The financial statements include restricted securities valued at $94,842,905 (102.71% of net assets) as of June 30, 2001 ($107,208,916 at June 30, 2000)
whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2001, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

--------------------------------------------------------------------------------
28

NOTES TO FINANCIAL STATEMENTS (CONTINUED)     MASSMUTUAL PARTICIPATION INVESTORS

B. ACCOUNTING FOR INVESTMENTS:

Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue, for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

C. USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. FEDERAL INCOME TAXES:

No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)     MASSMUTUAL PARTICIPATION INVESTORS

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

Under an investment advisory and administrative services contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which Massachusetts Mutual Life Insurance Company ("MassMutual") is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

For its services under the investment advisory and administrative services contract, Babson is paid a quarterly advisory and administrative services fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis, provided that a majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

A. NOTE PAYABLE

On July 15, 1995, the Trust sold to MassMutual at par a $12,000,000 Senior Fixed Rate Convertible Note due July 15, 2002 (the "Note") which accrues at 6.93% per annum. The Note holder, at is option, can convert the principal amount of the
Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended June 30, 2001 and 2000, the Trust incurred total interest expense on the Note of $415,800.

--------------------------------------------------------------------------------
30

NOTES TO FINANCIAL STATEMENTS (CONTINUED)     MASSMUTUAL PARTICIPATION INVESTORS

B. REVOLVING CREDIT AGREEMENT

The Trust entered into a $15,000,000 senior secured, floating rate, revolving credit agreement (the "Revolver") with Fleet National Bank (the "Agent Bank"), pursuant to a credit agreement dated May 29, 1997, with a maturity date of May 31, 2004.

The Revolver bears interest at a variable per annum rate equal to the three-month Eurodollar rate plus a margin of .40 percent per annum or the most recent Federal Funds rate plus a margin of .50 percent per annum. Interest is paid to the Agent Bank as it becomes due. The Trust also incurs expense on the undrawn portion of the total approved credit agreement at a rate of .185 percent per annum.

As of June 30, 2001, there were $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest charged on the Revolver was 6.39%. For the six months ended June 30, 2001, the Trust incurred total interest expense on the Revolver of $317,478, including $4,129 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                             FOR THE                FOR THE
                                            SIX MONTHS             SIX MONTHS
                                         ENDED 6/30/2001        ENDED 6/30/2000
                                           ------------           ------------
                                              COST OF INVESTMENTS ACQUIRED
                                           -----------------------------------
   Corporate restricted securities         $  8,413,192           $ 29,672,762
   Corporate public securities                4,738,810             11,328,757
   Short-term securities                    195,836,277            217,084,544

                                            PROCEEDS FROM SALES OR MATURITIES
                                           -----------------------------------
   Corporate restricted securities         $  9,596,969           $ 26,529,261
   Corporate public securities                4,885,822             19,369,860
   Short-term securities                    199,946,248            217,350,751

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2001 is $21,282,394 and consists of $8,354,521 appreciation and $29,636,915 depreciation.

The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2000. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2000 is $8,673,092 and consists of $11,328,469 appreciation and $20,001,561 depreciation.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)     MASSMUTUAL PARTICIPATION INVESTORS

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS

                                                    PER                     PER
                                     AMOUNT        SHARE     AMOUNT        SHARE
                                     ------        -----     ------        -----

                                MARCH 31, 2001           MARCH 31, 2000
                                --------------           --------------

Investment income                $ 2,870,905              $ 2,913,615
Net investment income              2,175,570      $ 0.23    2,222,077     $ 0.24
Net realized and unrealized
(loss) gain on investments        (1,599,595)      (0.17)   6,278,781       0.67


                                 JUNE 30, 2001            JUNE 30, 2000
                                 -------------            -------------

Investment income                  2,972,048                3,093,161
Net investment income              2,342,506        0.25    2,410,073       0.26
Net realized and unrealized
(loss) gain on investments           (54,985)       0.00    3,261,864       0.35
















--------------------------------------------------------------------------------
32

    TRUSTEES                                         OFFICERS

Donald E. Benson*                  Stuart H. Reese,             Chairman
Milton Cooper                      Richard G. Dooley,           Vice Chairman
Richard G. Dooley                  Robert E. Joyal,             President
Donald Glickman                    Charles C. McCobb, Jr.,      Vice President &
Martin T. Hart*                                                 Chief Financial
Jack A. Laughery                                                Officer
Corine T. Norgaard*                Stephen L. Kuhn,             Vice President &
Stuart H. Reese                                                 Secretary
                                   Michael P. Hermsen,          Vice President
                                   Mary Wilson Kibbe,           Vice President
                                   Michael L. Klofas,           Vice President
                                   Richard C. Morrison,         Vice President
                                   Clifford M. Noreen,          Vice President
                                   Mark B. Ackerman,            Treasurer
                                   John P. Davitt, Jr.,         Comptroller


*Member of the Audit Committee

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newlyissued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.